Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Basis of Presentation
Basis of Presentation

(1)Basis of Presentation

GCI Liberty, Inc. (“GCI Liberty”) consists of 100% of the outstanding equity interests in GCI, LLC, GCI Holdings, LLC (“GCI Holdings” or “GCI”) and their subsidiaries (collectively, the “GCI Business”). Prior to the Separation (defined below), the GCI Business was formerly owned by Liberty Broadband Corporation (“Liberty Broadband”), which acquired the GCI Business as a result of the combination of a predecessor of Grizzly Merger Sub 1, LLC and Liberty Broadband that was completed on December 18, 2020 (the “Original Combination”).

The accompanying condensed consolidated financial statements represent the combination of the historical financial information of GCI Holdings until the date of the Separation. Although GCI Holdings was reported as a combined company until the date of the Separation, all periods reported herein are referred to as consolidated. The condensed consolidated financial statements and the notes thereto refer to the consolidation of GCI Holdings and certain other assets and liabilities as “GCI Liberty,” “the Company,” “us,” “we” and “our.” The Separation is accounted for at historical cost due to the pro rata nature of the distribution to holders of GCI Group common stock.  All significant intercompany accounts and transactions have been eliminated in the condensed consolidated financial statements.

The accompanying (a) condensed consolidated balance sheet as of December 31, 2024, which has been derived from audited financial statements, and (b) interim unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X as promulgated by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the results for such periods have been included. Additionally, certain prior period amounts have been reclassified for comparability with the current period presentation. These condensed consolidated financial statements should be read in conjunction with the annual combined financial statements and notes thereto for the year ended December 31, 2024.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. GCI Liberty considers (i) fair value of non-financial instruments and (ii) accounting for income taxes to be its most significant estimates.

The Company is primarily engaged in providing a full range of data, wireless, voice, and managed services to residential customers, businesses, governmental entities and educational and medical institutions primarily in Alaska under the GCI brand.

Separation of GCI Liberty from Liberty Broadband

GCI Liberty was formed in Nevada in December 2024 for the purpose of ultimately holding the GCI Business. On July 14, 2025, Liberty Broadband and its subsidiaries completed an internal reorganization in order for Liberty Broadband to transfer the GCI Business to GCI Liberty in exchange for GCI Liberty stock, including 10,000 shares of GCI Liberty non-voting preferred stock, and the assumption of liabilities related to the GCI Business by GCI Liberty. The internal reorganization resulted in GCI Liberty owning, directly or indirectly, GCI, LLC and the operations comprising, and the entities that conduct, the GCI Business. Following the internal reorganization, Liberty Broadband sold $10 million of the non-voting preferred stock (the “Preferred Stock Sale”) to third parties. The non-voting preferred stock is issued by GCI Liberty, has a 12% dividend rate and $1,000 per share liquidation price plus accrued and unpaid dividends, and is recorded in Other liabilities in the condensed consolidated balance sheet as of September 30, 2025. The mandatory redemption date is July 14, 2032. Following the Preferred Stock Sale, GCI Liberty effected a reclassification of GCI Liberty’s existing common stock into a sufficient number of shares of Series A GCI Group common stock, Series B GCI Group common stock and Series C GCI Group common stock to complete the divestiture of GCI Liberty pursuant to the distribution (the “Distribution”) by Liberty Broadband to the holders of record of Liberty Broadband common stock, as of the record date for the Distribution, of all the shares of GCI Group common stock held by Liberty Broadband immediately prior to the Distribution.  The internal reorganization, the Preferred Stock Sale, the reclassification and the Distribution are collectively referred to as the “Separation.”

In connection with the Separation, the Company entered into certain agreements, including the separation and distribution agreement, a tax sharing agreement (the “Tax Sharing Agreement”) and a tax receivables agreement (the “Tax Receivables Agreement”), pursuant to which, among other things, GCI Liberty and Liberty Broadband will indemnify each other against certain losses that may arise. The Tax Sharing Agreement governs the allocation of taxes, tax benefits, tax items and tax-related losses between Liberty Broadband and GCI Liberty, and the Tax Receivables Agreement governs the respective rights and obligations of Liberty Broadband and GCI Liberty with respect to certain tax matters.

For federal income tax purposes, the Separation was structured as a deemed acquisition of GCI, LLC’s assets by GCI Liberty at their fair market value.  The deemed acquisition reset the tax basis in GCI, LLC’s assets to their fair market value, which resulted in a decrease to the Company’s deferred tax liability.  The Separation along with an impairment led to a net deferred tax asset of $39 million, which is included in Other assets on the condensed consolidated balance sheet as of September 30, 2025.

Additionally, as a result of the Separation, the Company accrued a federal income tax payable of $206 million to Liberty Broadband. Since Liberty Broadband is responsible for the tax on the Separation under the Tax Sharing Agreement, the federal income tax payable was cancelled. State income tax of $91 million related to the Separation is payable by the Company. Under the Tax Sharing Agreement, Liberty Broadband is responsible for reimbursing that amount to the Company, which resulted in the Company recognizing a $91 million receivable due from Liberty Broadband in connection with the Separation, which is recorded in Due from Liberty Broadband on the condensed consolidated balance sheet as of September 30, 2025.

In addition, the Company entered into certain agreements, including a services agreement (“Services Agreement”), a facilities sharing agreement and an aircraft time sharing agreement, with Liberty Media Corporation (“Liberty Media”) and/or its subsidiaries. Pursuant to the Services Agreement, Liberty Media will provide GCI Liberty with public company support services, including legal, tax, accounting, treasury, information technology, cybersecurity, internal auditing and investor relations services. GCI Liberty will reimburse Liberty Media for all out-of-pocket expenses incurred by Liberty Media in providing the services and will pay a services fee that will be subject to review and evaluation for reasonableness on a quarterly basis. The fees payable to Liberty Media for the first year of the Services Agreement are not expected to exceed approximately $5 million. For the three and nine months ended September 30, 2025, approximately $1 million was reimbursable to Liberty Media under these various agreements.

New Accounting Pronouncements Not Yet Adopted

In September 2025, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2025-06, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which removes all references to software development project stages and requires entities to start capitalizing software costs when both of the following occur: (i) management has authorized and committed to funding the software project and (ii) it is probable that the project will be completed and the software will be used to perform the function intended. The amendments in ASU 2025-06 are effective for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted as of the beginning of a fiscal year. The amendments can be applied prospectively, retrospectively, or via a modified prospective transition method. We are currently evaluating the impact this guidance may have on our consolidated financial statements.

(1)Basis of Presentation

GCI Liberty, Inc. (“GCI Liberty”) is currently a wholly owned subsidiary of Liberty Broadband Corporation (“Liberty Broadband”). GCI Liberty’s businesses, assets and liabilities will initially consist of 100% of the outstanding equity interests in GCI, LLC, GCI Holdings, LLC (“GCI Holdings” or “GCI”) and their subsidiaries (collectively, the “GCI Business”) following the separation (defined below). The GCI Business was acquired as a result of the combination of a predecessor of Grizzly Merger Sub 1, LLC and Liberty Broadband that was completed on December 18, 2020 (the “Original Combination”).

The accompanying combined financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) and represent a combination of the historical financial information of GCI Liberty. These financial statements refer to the combination of GCI Holdings and certain other assets and liabilities as the “Company”, “us”, “we” and “our.” All significant intercompany accounts and transactions have been eliminated in the combined financial statements.

Through its ownership of interests in subsidiaries and other companies, the Company is primarily engaged in providing a full range of data, wireless, video, voice, and managed services to residential customers, businesses, governmental entities and educational and medical institutions primarily in Alaska under the GCI brand.

Loans from Member

Broadband Holdco, LLC (“Broadband Holdco”), a wholly owned subsidiary of GCI, LLC, entered into a Master Revolving Subordinated Promissory Note with Grizzly Merger Sub 1, LLC (its former sole member) where it could borrow up to $500 million on a revolving basis (the “Subordinated Revolving Note”). The Subordinated Revolving Note matured on December 16, 2024. The interest rate on the Subordinated Revolving Note converted to 4% per annum after the Original Combination was completed and was adjusted to 5.16% per annum in December 2023. The Subordinated Revolving Note had an outstanding balance of zero as of December 31, 2023 and prior to maturity on December 16, 2024.

Dividends Paid to Parent

During the years ended December 31, 2024 and 2023, GCI, LLC paid dividends of $150 million and $65 million, respectively, to Liberty Broadband.

Separation of GCI Liberty from Liberty Broadband

GCI Liberty was formed in Nevada in December 2024 for the purpose of ultimately holding the GCI Business. Liberty Broadband and its subsidiaries will complete the internal reorganization in order for Liberty Broadband to transfer the GCI Business to GCI Liberty in exchange for GCI Liberty stock, including 10,000 shares of GCI Liberty non-voting preferred stock, and the assumption of liabilities related to the GCI Business by GCI Liberty. The internal reorganization will result in GCI Liberty owning, directly or indirectly, GCI, LLC and the operations comprising, and the entities that conduct, the GCI Business. Following the internal reorganization, GCI Liberty will effect a reclassification of GCI Liberty’s existing common stock into a sufficient number of shares of Series A GCI Group common stock, Series B GCI Group common stock and Series C GCI Group common stock to complete the divestiture of GCI Liberty pursuant to the distribution (the “distribution”) by Liberty Broadband to the holders of record of Liberty Broadband common stock, as of the record date for the distribution, of all the shares of GCI Group common stock held by Liberty Broadband immediately prior to the distribution.  The internal reorganization, the reclassification and the distribution are collectively referred as the “separation.”

In connection with the separation, we expect to enter into certain agreements, including the separation and distribution agreement, the tax sharing agreement and the tax receivables agreement, with Liberty Broadband, pursuant to which, among other things, we and Liberty Broadband will indemnify each other against certain losses that may arise from, among other things, our respective businesses, assets and liabilities. In addition, we expect to enter into certain agreements, including the services agreement, the facilities sharing agreement and the aircraft time sharing agreement, with Liberty Media and/or its subsidiaries. Pursuant to the services agreement, Liberty Media will provide GCI Liberty with public company support services, including legal, tax, accounting, treasury, internal auditing and investor relations services. GCI Liberty will reimburse Liberty Media for all out-of-pocket expenses incurred by Liberty

Media in providing the services and will pay a services fee that will be subject to review and evaluation for reasonableness on a quarterly basis. The fees payable to Liberty Media for the first year of the services agreement are not expected to exceed approximately $5 million.